Leases (Details) - Schedule of lease liabilities - Leases [Member]	Mar. 31, 2023 USD ($)
Leases (Details) - Schedule of lease liabilities [Line Items]
2024	$ 1,243,979
2025	1,328,088
2026	1,372,447
2027	1,071,992
2028	322,704
Total future lease payments	5,339,210
Less: imputed interest	(813,320)
Total lease liabilities	$ 4,525,890